Share based compensation (Details 5) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number Of Stock Options, Outstanding, Beginning	2,647,820	2,927,820	461,320
Number of stock options, outstanding, granted	5,750,000	0	2,716,500
Number Of Stock Options, Outstanding, Ending	7,878,234	2,647,820	2,927,820
Deferred Stock Units [Member]
Number Of Stock Options, Outstanding, Beginning	120,226	37,354	37,354
Number of stock options, outstanding, granted	404,927	82,872
Number Of Stock Options, Outstanding, Ending	525,153	120,226	37,354